STOCK COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010 Director	Dec. 31, 2011	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of nonemployee directors who resigned during the period				2
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense	$ 1,073	$ 575	$ 530
Stock Options [Member]
Restricted Common Stock Activity [Roll Forward]
Unrecognized compensation cost	3,354
Unrecognized compensation cost expected to be recognized in 2015	1,402
Unrecognized compensation cost expected to be recognized in 2016	1,114
Unrecognized compensation cost expected to be recognized in 2017	838
Period To Grand Stock Options	3 years
Dividend yield (in hundredths)	0.00%	0.00%	0.00%
Risk-free interest rate (in hundredths)	1.65%	0.75%	0.76%
Expected term (in years)	6 years	5 years 10 months 24 days	5 years 6 months
Expected volatility (in hundredths)	69.00%	80.00%	82.00%
Weighted-average grant date fair value of stock options granted (in dollars per share)	$ 1.83	$ 1.68	$ 0.96
Options Activity, Shares [Roll Forward]
Under option at January 1 (in shares)	1,382,767	458,542	348,750
Options granted (in shares)	1,709,791	924,225	109,792
Options exercised (in shares)	(310,000)	0	0
Options forfeited or expired (in shares)	(310,000)	0	0
Under option at December 31 (in shares)	2,472,558	1,382,767	458,542
Options exercisable at December 31 (in shares)	323,144	458,542	348,750
Options Activity, Exercise price
Under option at January 1 (in dollars per share)	$ 4.58	$ 8.71	$ 11.00
Options granted (in dollars per share)	$ 2.77	$ 2.54	$ 1.43
Options exercised (in dollars per share)	$ 2.83	$ 0	$ 0
Options forfeited or expired (in dollars per share)	$ 11.00	$ 0	$ 0
Under option at December 31 (in dollars per share)	$ 2.75	$ 4.58	$ 8.71
Options exercisable at December 31 (in dollars per share)	$ 3.44	$ 8.71	$ 11.00
Intrinsic value of options outstanding	9
Intrinsic value of options exercisable	9
Installment Period 1 [Member] | Stock Options [Member]
Options Activity, Exercise price
Under option at December 31 (in dollars per share)	$ 1.52
Installment Period 2 [Member] | Stock Options [Member]
Options Activity, Exercise price
Under option at December 31 (in dollars per share)	$ 3.66
Installment Period 3 [Member] | Stock Options [Member]
Options Activity, Exercise price
Under option at December 31 (in dollars per share)	$ 3.31
Vice President International Finance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Renewal period of contract	3 years
Former Chief Executive Officer and Former Executive Vice President [Member]
Options Activity, Exercise price
Administrative and commercial expenses	5,659
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	5,000,000
Period options cannot be exercised	1 year
Period options cannot be sold	1 year
Term of options	10 years
2006 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock		3 years
Shares awarded (in shares)		19,375	155,000
Number of companies		3	3
Aggregate value amount related to grant			$ 222
Market value of stock on grant date (in dollars per share)		$ 1.43
2006 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options		10 years
Number of companies			3
Restricted Common Stock Activity [Roll Forward]
Period to cliff vest stock options	1 year
2006 Plan [Member] | Performance Based Restricted Common Stock [Member]
Restricted Common Stock Activity [Roll Forward]
Nonvested shares outstanding at January 1 (in shares)	329,375	329,375	680,781
Granted (in shares)	0	0	329,375
Vested (in shares)	(310,000)	0	(524,312)
Forfeited (in shares)	0	0	(156,469)
Nonvested shares outstanding at December 31 (in shares)	19,375	329,375	329,375
2006 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock	3 years
Term of options	10 years
Options Activity, Shares [Roll Forward]
Under option at December 31 (in shares)	1,600,000
Options Activity, Exercise price
Under option at December 31 (in dollars per share)	$ 2.73
2006 Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock		3 years
Term of options		10 years
Options Activity, Shares [Roll Forward]
Under option at December 31 (in shares)		814,433
Options Activity, Exercise price
Under option at December 31 (in dollars per share)		$ 2.40
2006 Plan [Member] | Vice President International Finance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock			3 years
Term of options			3 years
2006 Plan [Member] | Non-employee Director [Member]
Restricted Common Stock Activity [Roll Forward]
Vested (in shares)			(5,837)		(6,852)
2006 Plan [Member] | Non-employee Director [Member] | Performance Based Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of stock on grant date (in dollars per share)				6.83		$ 4.92
Restricted Common Stock Activity [Roll Forward]
Granted (in shares)				12,689		97,164
Vested (in shares)		(23,046)	(16,194)	(25,640)
Forfeited (in shares)				(39,136)